Document And Entity Information (USD $)	3 Months Ended
	Jun. 30, 2012	Jul. 10, 2012	Sep. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	XPLORE TECHNOLOGIES CORP
Document Type	S-1
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding		256,766,406
Entity Public Float			$ 5,828,721
Amendment Flag	false
Entity Central Index Key	0001177845
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2012
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1